Retirement Plans - Summary of Expected Benefit Payments (Detail) - Supplemental Retirement Plan [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2017	$ 2,526
2018	442
2019	1,240
2020	753
2021	917
2022 through 2024	5,279
Total	$ 11,157